Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ADVANCED SERIES TRUST

AST Parametric Emerging Markets Equity Portfolio

Supplement dated January 30, 2020 to the

Currently Effective Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus and Statement of Additional Information (SAI) for the Advanced Series Trust (the Trust) relating to each of the AST Parametric Emerging Markets Equity Portfolio (the Parametric Portfolio) and the AST AQR Emerging Markets Equity Portfolio (the AQR Portfolio). The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Trust’s Prospectus and SAI.

New Subadvisory Arrangements and Name Change (Parametric Portfolio)

I.
The Board of Trustees of the Trust (the Board), on behalf of the Parametric Portfolio, approved the following changes: (i) the replacement of Parametric Portfolio Associates® LLC (Parametric) with AQR Capital Management, LLC (AQR), J.P. Morgan Investment Management, Inc. (JPM) and Martin Currie Inc. (Martin Currie) as subadvisers to the Parametric Portfolio; and (ii) changing the name of the Parametric Portfolio to “AST Emerging Markets Equity Portfolio.” These changes are expected to become effective on April 27, 2020. These changes are hereinafter referred to as the “Repositioning,” and the resulting portfolio is referred to as the “Emerging Markets Equity Portfolio.”  AQR will use a quantitative strategy to manage a portion of the Emerging Markets Equity Portfolio, and JPM and Martin Currie will use fundamental strategies to manage portions of the Emerging Markets Equity Portfolio.  The management fee rate paid by the Emerging Markets Equity Portfolio will not change.

To reflect these changes, the Prospectus and SAI relating to the Parametric Portfolio are hereby revised as follows, effective April 27, 2020:

A.	All references in the Prospectus and SAI to the “AST Parametric Emerging Markets Equity Portfolio” are hereby changed to refer instead to the “AST Emerging Markets Equity Portfolio.”

B.	All references and information in the Prospectus pertaining to Parametric are hereby removed.

C.
The description of the Parametric Portfolio’s Principal Investment Strategies in the “SUMMARY: AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus is hereby deleted and replaced with the description set forth below:

In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity securities of issuers: (i) located in emerging market countries or (ii) included (or considered for inclusion) as emerging market issuers in one or more broad-based market indices.

A company will be considered to be located in an emerging market country if it is domiciled in, or derives more than 50% of its revenues or profits from, emerging market countries. Emerging market countries are generally countries not considered to be developed market countries, and therefore are not included in the MSCI World Index. Emerging market countries include countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. Countries included in the MSCI Emerging Markets Index are considered emerging market countries.

The Portfolio’s subadvisers will invest primarily in equity and equity-related securities, which may include common stocks, preferred stock, convertible bonds, other securities convertible into common stock, depositary receipts, real estate investment trusts or securities with similar characteristics, securities of other investment companies, including exchange-traded funds (ETFs) and synthetic foreign equity securities, including international warrants. The Portfolio may invest without limit in foreign securities. The Portfolio may engage in derivative transactions as a substitute for the purchase or sale of securities or currencies, to express investment views, to manage risk exposures or to attempt to mitigate the adverse effects of foreign currency fluctuations. Such transactions may include foreign currency exchange contracts, index futures (including country index futures), equity swaps, index swaps, options and equity-linked securities (such as participation notes, equity swaps and zero strike calls and warrants).

The Portfolio is allocated among three subadvisers. AQR Capital Management, LLC uses a quantitative strategy. J.P. Morgan Investment Management, Inc. uses a fundamental strategy with an income and dividend growth focus.  Martin Currie Inc. uses a fundamental strategy with a growth emphasis. The Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.

AST Parametric Emerging Markets Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ADVANCED SERIES TRUST

AST Parametric Emerging Markets Equity Portfolio

Supplement dated January 30, 2020 to the

Currently Effective Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus and Statement of Additional Information (SAI) for the Advanced Series Trust (the Trust) relating to each of the AST Parametric Emerging Markets Equity Portfolio (the Parametric Portfolio) and the AST AQR Emerging Markets Equity Portfolio (the AQR Portfolio). The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Trust’s Prospectus and SAI.

New Subadvisory Arrangements and Name Change (Parametric Portfolio)

I.
The Board of Trustees of the Trust (the Board), on behalf of the Parametric Portfolio, approved the following changes: (i) the replacement of Parametric Portfolio Associates® LLC (Parametric) with AQR Capital Management, LLC (AQR), J.P. Morgan Investment Management, Inc. (JPM) and Martin Currie Inc. (Martin Currie) as subadvisers to the Parametric Portfolio; and (ii) changing the name of the Parametric Portfolio to “AST Emerging Markets Equity Portfolio.” These changes are expected to become effective on April 27, 2020. These changes are hereinafter referred to as the “Repositioning,” and the resulting portfolio is referred to as the “Emerging Markets Equity Portfolio.”  AQR will use a quantitative strategy to manage a portion of the Emerging Markets Equity Portfolio, and JPM and Martin Currie will use fundamental strategies to manage portions of the Emerging Markets Equity Portfolio.  The management fee rate paid by the Emerging Markets Equity Portfolio will not change.

To reflect these changes, the Prospectus and SAI relating to the Parametric Portfolio are hereby revised as follows, effective April 27, 2020:

A.	All references in the Prospectus and SAI to the “AST Parametric Emerging Markets Equity Portfolio” are hereby changed to refer instead to the “AST Emerging Markets Equity Portfolio.”

B.	All references and information in the Prospectus pertaining to Parametric are hereby removed.

C.
The description of the Parametric Portfolio’s Principal Investment Strategies in the “SUMMARY: AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus is hereby deleted and replaced with the description set forth below:

In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity securities of issuers: (i) located in emerging market countries or (ii) included (or considered for inclusion) as emerging market issuers in one or more broad-based market indices.

A company will be considered to be located in an emerging market country if it is domiciled in, or derives more than 50% of its revenues or profits from, emerging market countries. Emerging market countries are generally countries not considered to be developed market countries, and therefore are not included in the MSCI World Index. Emerging market countries include countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. Countries included in the MSCI Emerging Markets Index are considered emerging market countries.

The Portfolio’s subadvisers will invest primarily in equity and equity-related securities, which may include common stocks, preferred stock, convertible bonds, other securities convertible into common stock, depositary receipts, real estate investment trusts or securities with similar characteristics, securities of other investment companies, including exchange-traded funds (ETFs) and synthetic foreign equity securities, including international warrants. The Portfolio may invest without limit in foreign securities. The Portfolio may engage in derivative transactions as a substitute for the purchase or sale of securities or currencies, to express investment views, to manage risk exposures or to attempt to mitigate the adverse effects of foreign currency fluctuations. Such transactions may include foreign currency exchange contracts, index futures (including country index futures), equity swaps, index swaps, options and equity-linked securities (such as participation notes, equity swaps and zero strike calls and warrants).

The Portfolio is allocated among three subadvisers. AQR Capital Management, LLC uses a quantitative strategy. J.P. Morgan Investment Management, Inc. uses a fundamental strategy with an income and dividend growth focus.  Martin Currie Inc. uses a fundamental strategy with a growth emphasis. The Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.